2. Going Concern (Details Narrative) - USD ($)	Jun. 30, 2015	Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit	$ (123,211)	$ (30,116)
Working capital	$ (34,654)